CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.5%
Arconic, Inc.	8,087	154,543
Boeing Co. (The)	9,417	3,591,832
General Dynamics Corp.	4,915	832,011
Harris Corp.	2,162	345,293
Huntington Ingalls Industries, Inc.	796	164,931
L3 Technologies, Inc.	1,382	285,203
Lockheed Martin Corp.	4,437	1,331,810
Northrop Grumman Corp.	3,073	828,481
Raytheon Co.	5,034	916,591
Textron, Inc.	4,384	222,093
TransDigm Group, Inc. (1)	854	387,708
United Technologies Corp.	14,552	1,875,607
		10,936,103

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,445	212,691
Expeditors International of Washington, Inc.	3,077	233,544
FedEx Corp.	4,293	778,793
United Parcel Service, Inc., Class B	12,466	1,392,951
		2,617,979

Airlines - 0.4%
Alaska Air Group, Inc.	2,341	131,377
American Airlines Group, Inc.	7,586	240,931
Delta Air Lines, Inc.	11,102	573,418
Southwest Airlines Co.	9,101	472,433
United Continental Holdings, Inc. (1)	4,041	322,391
		1,740,550

Auto Components - 0.1%
Aptiv plc	4,821	383,221
BorgWarner, Inc.	3,767	144,691
		527,912

Automobiles - 0.4%
Ford Motor Co.	69,086	606,575
General Motors Co.	23,155	859,051
Harley-Davidson, Inc. (2)	3,206	114,326
		1,579,952

Banks - 5.2%
Bank of America Corp.	160,991	4,441,742
BB&T Corp.	13,667	635,925

Citigroup, Inc.	42,145	2,622,262
Citizens Financial Group, Inc.	8,399	272,967
Comerica, Inc.	2,881	211,235
Fifth Third Bancorp	13,859	349,524
First Republic Bank	2,900	291,334
Huntington Bancshares, Inc.	19,486	247,082
JPMorgan Chase & Co.	58,683	5,940,480
KeyCorp	18,080	284,760
M&T Bank Corp.	2,537	398,360
People’s United Financial, Inc.	6,516	107,123
PNC Financial Services Group, Inc. (The)	8,194	1,005,076
Regions Financial Corp.	18,417	260,601
SunTrust Banks, Inc.	8,131	481,762
SVB Financial Group (1)	939	208,796
U.S. Bancorp	27,023	1,302,238
Wells Fargo & Co.	73,383	3,545,867
Zions BanCorp NA	3,431	155,802
		22,762,936

Beverages - 1.7%
Brown-Forman Corp., Class B	3,095	163,354
Coca-Cola Co. (The)	69,091	3,237,604
Constellation Brands, Inc., Class A	2,962	519,328
Molson Coors Brewing Co., Class B	3,520	209,968
Monster Beverage Corp. (1)	7,020	383,152
PepsiCo, Inc.	25,175	3,085,196
		7,598,602

Biotechnology - 2.3%
AbbVie, Inc.	26,437	2,130,558
Alexion Pharmaceuticals, Inc. (1)	3,933	531,663
Amgen, Inc.	11,153	2,118,847
Biogen, Inc. (1)	3,526	833,476
Celgene Corp. (1)	12,588	1,187,552
Gilead Sciences, Inc.	22,860	1,486,129
Incyte Corp. (1)	3,114	267,835
Regeneron Pharmaceuticals, Inc. (1)	1,405	576,921
Vertex Pharmaceuticals, Inc. (1)	4,590	844,330
		9,977,311

Building Products - 0.3%
A.O. Smith Corp.	2,717	144,870
Allegion plc	1,812	164,366
Fortune Brands Home & Security, Inc.	2,616	124,548
Johnson Controls International plc	16,322	602,935
Masco Corp.	5,426	213,296
		1,250,015

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	1,037	111,073

Ameriprise Financial, Inc.	2,503	320,634
Bank of New York Mellon Corp. (The)	15,744	793,970
BlackRock, Inc.	2,168	926,538
Cboe Global Markets, Inc.	1,973	188,303
Charles Schwab Corp. (The)	21,545	921,264
CME Group, Inc.	6,415	1,055,781
E*Trade Financial Corp.	4,415	204,988
Franklin Resources, Inc.	5,614	186,048
Goldman Sachs Group, Inc. (The)	6,196	1,189,570
Intercontinental Exchange, Inc.	10,119	770,461
Invesco Ltd.	7,750	149,653
Moody’s Corp.	3,040	550,514
Morgan Stanley	23,401	987,522
MSCI, Inc.	1,511	300,447
Nasdaq, Inc.	2,032	177,780
Northern Trust Corp.	3,940	356,215
Raymond James Financial, Inc.	2,275	182,933
S&P Global, Inc.	4,438	934,421
State Street Corp.	6,696	440,664
T. Rowe Price Group, Inc.	4,234	423,908
		11,172,687

Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,870	739,015
Albemarle Corp. (2)	1,914	156,910
Celanese Corp.	2,398	236,467
CF Industries Holdings, Inc.	4,120	168,426
DowDuPont, Inc.	40,411	2,154,310
Eastman Chemical Co.	2,493	189,169
Ecolab, Inc.	4,487	792,135
FMC Corp.	2,376	182,524
International Flavors & Fragrances, Inc. (2)	1,867	240,451
Linde plc	9,881	1,738,364
LyondellBasell Industries NV, Class A	5,455	458,656
Mosaic Co. (The)	6,258	170,906
PPG Industries, Inc.	4,271	482,068
Sherwin-Williams Co. (The)	1,450	624,530
		8,333,931

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,519	307,005
Copart, Inc. (1)	3,607	218,548
Republic Services, Inc.	3,847	309,222
Rollins, Inc.	2,850	118,617
Waste Management, Inc.	6,960	723,214
		1,676,606

Communications Equipment - 1.2%
Arista Networks, Inc. (1)	948	298,108
Cisco Systems, Inc.	78,895	4,259,541

F5 Networks, Inc. (1)	1,073	168,386
Juniper Networks, Inc.	6,539	173,087
Motorola Solutions, Inc.	2,952	414,520
		5,313,642

Construction & Engineering - 0.1%
Fluor Corp.	2,663	97,998
Jacobs Engineering Group, Inc.	2,104	158,200
Quanta Services, Inc.	2,533	95,596
		351,794

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,112	223,712
Vulcan Materials Co.	2,334	276,346
		500,058

Consumer Finance - 0.7%
American Express Co.	12,460	1,361,878
Capital One Financial Corp.	8,443	689,709
Discover Financial Services	6,047	430,305
Synchrony Financial	12,025	383,597
		2,865,489

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,505	170,065
Ball Corp.	5,992	346,697
International Paper Co.	7,215	333,838
Packaging Corp. of America	1,800	178,884
Sealed Air Corp.	2,811	129,475
WestRock Co.	4,502	172,652
		1,331,611

Distributors - 0.1%
Genuine Parts Co.	2,590	290,158
LKQ Corp. (1)	5,893	167,243
		457,401

Diversified Consumer Services - 0.0% (3)
H&R Block, Inc.	3,979	95,257

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (1)	34,883	7,007,646
Jefferies Financial Group, Inc.	5,326	100,075
		7,107,721

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	130,501	4,092,511
CenturyLink, Inc.	17,457	209,310
Verizon Communications, Inc.	74,091	4,381,001
		8,682,822

Electric Utilities - 1.9%
Alliant Energy Corp.	4,404	207,561
American Electric Power Co., Inc.	8,699	728,541
Duke Energy Corp.	13,030	1,172,700
Edison International	5,932	367,310
Entergy Corp.	3,398	324,951
Evergy, Inc.	4,724	274,228
Eversource Energy	5,770	409,382
Exelon Corp.	17,380	871,259
FirstEnergy Corp.	8,926	371,411
NextEra Energy, Inc.	8,570	1,656,752
Pinnacle West Capital Corp.	2,128	203,394
PPL Corp.	12,914	409,890
Southern Co. (The)	18,449	953,444
Xcel Energy, Inc.	9,265	520,786
		8,471,609

Electrical Equipment - 0.5%
AMETEK, Inc.	4,092	339,513
Eaton Corp. plc	7,646	615,962
Emerson Electric Co.	11,091	759,401
Rockwell Automation, Inc.	2,174	381,450
		2,096,326

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	5,300	500,532
Corning, Inc.	14,294	473,131
FLIR Systems, Inc.	2,498	118,855
IPG Photonics Corp. (1)	704	106,853
Keysight Technologies, Inc. (1)	3,500	305,200
TE Connectivity Ltd.	6,149	496,532
		2,001,103

Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co.	8,982	248,981
Halliburton Co.	15,528	454,970
Helmerich & Payne, Inc.	1,982	110,120
National Oilwell Varco, Inc.	6,752	179,873
Schlumberger Ltd.	24,826	1,081,669
TechnipFMC plc	7,847	184,562
		2,260,175

Entertainment - 1.8%
Activision Blizzard, Inc.	13,454	612,561
Electronic Arts, Inc. (1)	5,379	546,668
Netflix, Inc. (1)	7,819	2,787,943
Take-Two Interactive Software, Inc. (1)	2,009	189,589
Viacom, Inc., Class B	6,237	175,072
Walt Disney Co. (The)	31,460	3,492,960

		7,804,793

Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	1,927	274,713
American Tower Corp.	7,898	1,556,380
Apartment Investment & Management Co., Class A	2,947	148,205
AvalonBay Communities, Inc.	2,516	505,037
Boston Properties, Inc.	2,811	376,337
Crown Castle International Corp.	7,448	953,344
Digital Realty Trust, Inc.	3,750	446,250
Duke Realty Corp.	6,687	204,488
Equinix, Inc.	1,493	676,568
Equity Residential	6,704	504,945
Essex Property Trust, Inc.	1,166	337,254
Extra Space Storage, Inc.	2,232	227,463
Federal Realty Investment Trust	1,393	192,025
HCP, Inc.	8,291	259,508
Host Hotels & Resorts, Inc.	13,088	247,363
Iron Mountain, Inc.	5,271	186,910
Kimco Realty Corp.	7,958	147,223
Macerich Co. (The)	2,033	88,130
Mid-America Apartment Communities, Inc.	2,131	232,982
Prologis, Inc.	11,319	814,402
Public Storage	2,644	575,810
Realty Income Corp.	5,445	400,534
Regency Centers Corp.	3,112	210,029
SBA Communications Corp. (1)	2,018	402,914
Simon Property Group, Inc.	5,547	1,010,719
SL Green Realty Corp.	1,528	137,398
UDR, Inc.	4,724	214,753
Ventas, Inc.	6,488	413,999
Vornado Realty Trust	3,055	206,029
Welltower, Inc.	6,773	525,585
Weyerhaeuser Co.	13,784	363,071
		12,840,368

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	7,857	1,902,494
Kroger Co. (The)	14,059	345,851
Sysco Corp.	8,439	563,388
Walgreens Boots Alliance, Inc.	14,415	912,037
Walmart, Inc.	25,485	2,485,552
		6,209,322

Food Products - 1.1%
Archer-Daniels-Midland Co.	10,182	439,150
Campbell Soup Co. (2)	3,662	139,632
Conagra Brands, Inc.	8,545	237,038
General Mills, Inc.	10,795	558,641
Hershey Co. (The)	2,467	283,286

Hormel Foods Corp. (2)	4,798	214,759
J. M. Smucker Co. (The)	2,007	233,816
Kellogg Co.	4,466	256,259
Kraft Heinz Co. (The)	10,973	358,268
Lamb Weston Holdings, Inc.	2,800	209,832
McCormick & Co., Inc.	2,140	322,348
Mondelez International, Inc., Class A	25,880	1,291,930
Tyson Foods, Inc., Class A	5,222	362,563
		4,907,522

Gas Utilities - 0.1%
Atmos Energy Corp.	2,095	215,638

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	31,493	2,517,551
ABIOMED, Inc. (1)	800	228,472
Align Technology, Inc. (1)	1,313	373,325
Baxter International, Inc.	8,543	694,631
Becton Dickinson and Co.	4,810	1,201,201
Boston Scientific Corp. (1)	24,805	952,016
Cooper Cos., Inc. (The)	867	256,779
Danaher Corp.	11,261	1,486,677
DENTSPLY SIRONA, Inc.	3,924	194,591
Edwards Lifesciences Corp. (1)	3,695	706,964
Hologic, Inc. (1)	4,799	232,272
IDEXX Laboratories, Inc. (1)	1,582	353,735
Intuitive Surgical, Inc. (1)	2,048	1,168,548
Medtronic plc	23,998	2,185,738
ResMed, Inc.	2,519	261,901
Stryker Corp.	5,568	1,099,791
Teleflex, Inc.	800	241,728
Varian Medical Systems, Inc. (1)	1,616	229,020
Zimmer Holdings, Inc.	3,701	472,618
		14,857,558

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	2,825	224,644
Anthem, Inc.	4,637	1,330,726
Cardinal Health, Inc.	5,342	257,217
Centene Corp. (1)	7,244	384,656
Cigna Corp. (1)	6,810	1,095,184
CVS Health Corp.	23,247	1,253,711
DaVita, Inc. (1)	2,330	126,496
HCA Healthcare, Inc.	4,763	621,000
Henry Schein, Inc. (1)	2,702	162,417
Humana, Inc.	2,431	646,646
Laboratory Corp. of America Holdings (1)	1,798	275,058
McKesson Corp.	3,525	412,636
Quest Diagnostics, Inc.	2,412	216,887
UnitedHealth Group, Inc.	17,250	4,265,235

Universal Health Services, Inc., Class B	1,519	203,197
WellCare Health Plans, Inc. (1)	882	237,920
		11,713,630

Health Care Technology - 0.1%
Cerner Corp. (1)	6,042	345,663

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	7,116	360,923
Chipotle Mexican Grill, Inc. (1)	432	306,854
Darden Restaurants, Inc.	2,190	266,019
Hilton Worldwide Holdings, Inc.	5,262	437,325
Marriott International, Inc., Class A	5,082	635,707
McDonald's Corp.	13,781	2,617,012
MGM Resorts International	9,124	234,122
Norwegian Cruise Line Holdings Ltd. (1)	3,872	212,805
Royal Caribbean Cruises Ltd.	3,084	353,488
Starbucks Corp.	22,288	1,656,890
Wynn Resorts Ltd.	1,796	214,299
Yum! Brands, Inc.	5,600	558,936
		7,854,380

Household Durables - 0.3%
D.R. Horton, Inc.	6,055	250,556
Garmin Ltd.	2,106	181,853
Leggett & Platt, Inc.	2,459	103,819
Lennar Corp., Class A	5,198	255,170
Mohawk Industries, Inc. (1)	1,204	151,885
Newell Brands, Inc.	6,971	106,935
PulteGroup, Inc.	5,017	140,275
Whirlpool Corp.	1,209	160,664
		1,351,157

Household Products - 1.6%
Church & Dwight Co., Inc.	4,331	308,497
Clorox Co. (The)	2,260	362,640
Colgate-Palmolive Co.	15,548	1,065,660
Kimberly-Clark Corp.	6,135	760,126
Procter & Gamble Co. (The)	44,835	4,665,082
		7,162,005

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,573	227,320
NRG Energy, Inc.	5,355	227,480
		454,800

Industrial Conglomerates - 1.5%
3M Co.	10,320	2,144,290
General Electric Co.	155,965	1,558,090
Honeywell International, Inc.	13,067	2,076,608

Roper Technologies, Inc.	1,824	623,753
		6,402,741

Insurance - 2.3%
Aflac, Inc.	13,549	677,450
Allstate Corp. (The)	5,950	560,371
American International Group, Inc.	15,678	675,095
Aon plc	4,282	730,937
Arthur J. Gallagher & Co.	3,223	251,716
Assurant, Inc.	931	88,361
Brighthouse Financial, Inc. (1)	2,259	81,979
Chubb Ltd.	8,175	1,145,154
Cincinnati Financial Corp.	2,841	244,042
Everest Re Group Ltd.	768	165,857
Hartford Financial Services Group, Inc. (The)	6,325	314,479
Lincoln National Corp.	3,824	224,469
Loews Corp.	5,107	244,779
Marsh & McLennan Cos., Inc.	9,071	851,767
MetLife, Inc.	17,157	730,374
Principal Financial Group, Inc.	4,849	243,371
Progressive Corp. (The)	10,290	741,806
Prudential Financial, Inc.	7,359	676,145
Torchmark Corp.	1,978	162,097
Travelers Cos., Inc. (The)	4,724	647,944
Unum Group	4,212	142,492
Willis Towers Watson plc	2,308	405,400
		10,006,085

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (1)	5,376	6,326,961
Alphabet, Inc., Class C (1)	5,517	6,473,151
Facebook, Inc., Class A (1)	42,855	7,143,500
TripAdvisor, Inc. (1)(2)	1,951	100,379
Twitter, Inc. (1)	12,705	417,740
		20,461,731

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (1)	7,410	13,195,358
Booking Holdings, Inc. (1)	807	1,408,142
eBay, Inc.	15,413	572,439
Expedia Group, Inc.	2,201	261,919
		15,437,858

IT Services - 5.0%
Accenture plc, Class A	11,430	2,011,909
Akamai Technologies, Inc. (1)	2,991	214,485
Alliance Data Systems Corp.	834	145,933
Automatic Data Processing, Inc.	7,849	1,253,799
Broadridge Financial Solutions, Inc.	2,053	212,876
Cognizant Technology Solutions Corp., Class A	10,239	741,815

DXC Technology Co.	4,808	309,202
Fidelity National Information Services, Inc.	5,803	656,319
Fiserv, Inc. (1)(2)	7,146	630,849
FleetCor Technologies, Inc. (1)	1,539	379,502
Gartner, Inc. (1)	1,603	243,143
Global Payments, Inc.	2,905	396,591
International Business Machines Corp.	15,949	2,250,404
Jack Henry & Associates, Inc.	1,400	194,236
MasterCard, Inc., Class A	16,178	3,809,110
Paychex, Inc.	5,822	466,924
PayPal Holdings, Inc. (1)	21,129	2,194,035
Total System Services, Inc.	2,962	281,420
VeriSign, Inc. (1)	1,888	342,785
Visa, Inc., Class A	31,368	4,899,368
Western Union Co. (The)	7,812	144,288
		21,778,993

Leisure Products - 0.1%
Hasbro, Inc.	2,129	181,008
Mattel, Inc. (1)	6,073	78,949
		259,957

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,826	468,294
Illumina, Inc. (1)	2,594	805,930
IQVIA Holdings, Inc. (1)	2,836	407,958
Mettler-Toledo International, Inc. (1)	445	321,735
PerkinElmer, Inc.	2,103	202,645
Thermo Fisher Scientific, Inc.	7,219	1,975,985
Waters Corp. (1)	1,282	322,692
		4,505,239

Machinery - 1.5%
Caterpillar, Inc.	10,315	1,397,579
Cummins, Inc.	2,651	418,513
Deere & Co.	5,677	907,412
Dover Corp.	2,713	254,479
Flowserve Corp.	2,403	108,471
Fortive Corp.	5,270	442,100
Illinois Tool Works, Inc.	5,445	781,521
Ingersoll-Rand plc	4,329	467,315
PACCAR, Inc.	6,406	436,505
Parker-Hannifin Corp.	2,319	397,987
Pentair plc	3,153	140,340
Snap-on, Inc.	1,080	169,042
Stanley Black & Decker, Inc.	2,810	382,638
Wabtec Corp.	2,337	172,284
Xylem, Inc.	3,170	250,557
		6,726,743

Media - 1.4%
CBS Corp., Class B	6,218	295,542
Charter Communications, Inc., Class A (1)	3,151	1,093,113
Comcast Corp., Class A	81,166	3,245,017
Discovery, Inc., Class A (1)(2)	2,923	78,979
Discovery, Inc., Class C (1)	6,463	164,290
DISH Network Corp., Class A (1)	4,169	132,116
Fox Corp., Class A (1)	6,317	231,897
Fox Corp., Class B (1)	2,865	102,796
Interpublic Group of Cos., Inc. (The)	7,221	151,713
News Corp., Class A	6,766	84,169
News Corp., Class B	2,023	25,267
Omnicom Group, Inc.	4,138	302,033
		5,906,932

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	26,612	343,029
Newmont Mining Corp.	9,714	347,470
Nucor Corp.	5,473	319,349
		1,009,848

Multi-Utilities - 1.1%
Ameren Corp.	4,307	316,780
CenterPoint Energy, Inc.	9,125	280,138
CMS Energy Corp.	4,999	277,644
Consolidated Edison, Inc.	5,658	479,855
Dominion Energy, Inc.	14,326	1,098,231
DTE Energy Co.	3,208	400,166
NiSource, Inc.	6,676	191,334
Public Service Enterprise Group, Inc.	8,917	529,759
Sempra Energy	4,826	607,400
WEC Energy Group, Inc.	5,745	454,315
		4,635,622

Multiline Retail - 0.5%
Dollar General Corp.	4,686	559,040
Dollar Tree, Inc. (1)	4,329	454,718
Kohl’s Corp.	2,942	202,321
Macy’s, Inc.	5,802	139,422
Nordstrom, Inc. (2)	2,105	93,420
Target Corp.	9,289	745,535
		2,194,456

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	9,037	411,003
Apache Corp.	6,750	233,955
Cabot Oil & Gas Corp.	8,103	211,488
Chevron Corp.	34,054	4,194,772
Cimarex Energy Co.	1,817	127,008
Concho Resources, Inc.	3,534	392,133

ConocoPhillips	20,508	1,368,704
Devon Energy Corp.	7,809	246,452
Diamondback Energy, Inc.	2,750	279,207
EOG Resources, Inc.	10,398	989,682
Exxon Mobil Corp.	76,106	6,149,365
Hess Corp.	4,442	267,542
HollyFrontier Corp.	2,977	146,677
Kinder Morgan, Inc.	34,890	698,149
Marathon Oil Corp.	15,073	251,870
Marathon Petroleum Corp.	12,073	722,569
Noble Energy, Inc.	8,821	218,143
Occidental Petroleum Corp.	13,495	893,369
ONEOK, Inc.	7,485	522,752
Phillips 66	7,537	717,296
Pioneer Natural Resources Co.	3,007	457,906
Valero Energy Corp.	7,542	639,788
Williams Cos., Inc. (The)	21,770	625,234
		20,765,064

Personal Products - 0.2%
Coty, Inc., Class A	8,988	103,362
Estee Lauder Cos., Inc. (The), Class A	3,955	654,750
		758,112

Pharmaceuticals - 4.7%
Allergan plc	5,631	824,435
Bristol-Myers Squibb Co.	29,267	1,396,329
Eli Lilly & Co.	15,466	2,006,868
Johnson & Johnson	47,830	6,686,156
Merck & Co., Inc.	46,262	3,847,610
Mylan NV (1)	9,386	265,999
Nektar Therapeutics (1)	3,063	102,917
Perrigo Co. plc	2,412	116,162
Pfizer, Inc.	99,502	4,225,850
Zoetis, Inc.	8,503	855,997
		20,328,323

Professional Services - 0.3%
Equifax, Inc.	2,125	251,813
IHS Markit Ltd. (1)	6,484	352,600
Nielsen Holdings plc	6,382	151,062
Robert Half International, Inc.	2,134	139,051
Verisk Analytics, Inc.	2,953	392,749
		1,287,275

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (1)	5,752	284,436

Road & Rail - 1.0%
CSX Corp.	13,887	1,039,025

JB Hunt Transport Services, Inc.	1,630	165,103
Kansas City Southern	1,803	209,112
Norfolk Southern Corp.	4,793	895,764
Union Pacific Corp.	12,956	2,166,243
		4,475,247

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (1)	15,756	402,093
Analog Devices, Inc.	6,559	690,466
Applied Materials, Inc.	17,347	687,982
Broadcom, Inc.	7,099	2,134,740
Intel Corp.	80,597	4,328,059
KLA-Tencor Corp.	2,961	353,573
Lam Research Corp.	2,781	497,827
Maxim Integrated Products, Inc.	5,000	265,850
Microchip Technology, Inc. (2)	4,280	355,069
Micron Technology, Inc. (1)	20,082	829,989
NVIDIA Corp.	10,938	1,964,027
Qorvo, Inc. (1)	2,408	172,726
QUALCOMM, Inc.	21,569	1,230,080
Skyworks Solutions, Inc.	3,120	257,338
Texas Instruments, Inc.	16,820	1,784,097
Xilinx, Inc.	4,614	585,009
		16,538,925

Software - 6.2%
Adobe, Inc. (1)	8,706	2,320,062
ANSYS, Inc. (1)	1,488	271,873
Autodesk, Inc. (1)	3,858	601,154
Cadence Design Systems, Inc. (1)	4,991	316,978
Citrix Systems, Inc.	2,274	226,627
Fortinet, Inc. (1)	2,537	213,032
Intuit, Inc.	4,654	1,216,602
Microsoft Corp.	137,815	16,253,901
Oracle Corp.	45,633	2,450,949
Red Hat, Inc. (1)	3,130	571,851
Salesforce.com, Inc. (1)	13,717	2,172,361
Symantec Corp.	10,968	252,154
Synopsys, Inc. (1)	2,622	301,923
		27,169,467

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,307	222,883
AutoZone, Inc. (1)	452	462,902
Best Buy Co., Inc.	4,289	304,776
CarMax, Inc. (1)(2)	3,242	226,292
Foot Locker, Inc.	2,059	124,775
Gap, Inc. (The)	4,154	108,752
Home Depot, Inc. (The)	20,306	3,896,518
L Brands, Inc.	4,029	111,120

Lowe’s Cos., Inc.	14,312	1,566,735
O'Reilly Automotive, Inc. (1)	1,422	552,163
Ross Stores, Inc.	6,645	618,649
Tiffany & Co.	1,940	204,767
TJX Cos., Inc. (The)	22,132	1,177,644
Tractor Supply Co.	2,150	210,184
Ulta Beauty, Inc. (1)	1,043	363,725
		10,151,885

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	80,449	15,281,288
Hewlett Packard Enterprise Co.	24,679	380,797
HP, Inc.	27,925	542,583
NetApp, Inc.	4,575	317,230
Seagate Technology plc	4,800	229,872
Western Digital Corp.	5,351	257,169
Xerox Corp.	3,695	118,166
		17,127,105

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (1)	2,807	128,420
Hanesbrands, Inc.	6,857	122,603
NIKE, Inc., Class B	22,560	1,899,777
PVH Corp.	1,464	178,535
Ralph Lauren Corp.	1,057	137,072
Tapestry, Inc.	5,423	176,193
Under Armour, Inc., Class A (1)	3,534	74,709
Under Armour, Inc., Class C (1)	3,507	66,177
VF Corp.	5,737	498,603
		3,282,089

Tobacco - 1.0%
Altria Group, Inc.	33,693	1,934,989
Philip Morris International, Inc.	27,874	2,463,783
		4,398,772

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,064	325,666
United Rentals, Inc. (1)	1,520	173,660
W.W. Grainger, Inc.	835	251,276
		750,602

Water Utilities - 0.1%
American Water Works Co., Inc.	3,185	332,068

Total Common Stocks (Cost $224,160,086)		424,402,003

EXCHANGE-TRADED FUNDS - 0.9%
SPDR S&P 500 ETF Trust (2)	13,500	3,813,480

Total Exchange-Traded Funds (Cost $3,677,230)		3,813,480

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19 (4)	1,000,000	992,939

Total U.S. Treasury Obligations (Cost $992,643)		992,939

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (3)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	79,558	79,558

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $79,558)		79,558

TOTAL INVESTMENTS (Cost $228,909,517) - 98.7%		429,287,980
Other assets and liabilities, net - 1.3%		5,560,198
NET ASSETS - 100.0%		434,848,178

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $6,085,148 and the total market value of the collateral received by the Fund was $6,157,956, comprised of cash of $79,558 and U.S. Government and/or agencies securities of $6,078,398.

(3) Amount is less than 0.05%.
(4) Security (or portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	20	6/21/19	$2,837,800	$82,900
S&P 500 Index	5	6/20/19	3,547,250	103,725
Total Long				$186,625

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $186,625.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$424,402,003	(1)	$—	$—	$424,402,003
Exchange-Traded Funds	3,813,480		—	—	3,813,480
U.S. Treasury Obligations	—		992,939	—	992,939
Short Term Investment of Cash Collateral for Securities Loaned	79,558		—	—	79,558
Total Investments	$428,295,041		$992,939	$—	$429,287,980
Futures Contracts(2)	186,625		—	—	186,625
Total	$428,481,666		$992,939	$—	$429,474,605

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.